Customer Deposits - Schedule of Customer Deposits by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposits from customers [abstract]
Savings accounts	€ 319,688	€ 315,663
Credit balances on customer accounts	186,316	173,230
Corporate deposits	32,602	32,687
Other	1,222	1,328
Customer deposits	€ 539,828	€ 522,908